Investments in Equity Method Investees (Tables)	6 Months Ended
Sep. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Summarized Operating Results of Morgan Stanley
Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2021 and 2022 are as follows:

	2021	2022
	(in billions)
Net revenues	¥3,240	¥3,499
Total non-interest expenses	2,193	2,582
Income from continuing operations before income taxes	1,037	899
Net income applicable to Morgan Stanley	793	687